Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities
Variable Interest Entities

(9)                             Variable Interest Entities

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.

Accordingly, the Company conducts its operations in the PRC principally through contractual arrangements among its PRC subsidiaries, Sichuan Yihe Investment Co., Ltd. (“Yihe Investment”), Guangdong Meidiya Investment Co., Ltd. (“Meidiya Investment”) and Shenzhen Xinbao Investment Management Co., Ltd. (“Xinbao Investment”) (collectively referred as the “Three PRC Affiliated Entities”) and the equity holders of the Three PRC Affiliated Entities, who are PRC nationals. To provide the Company effective control over the Three PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Three PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered amongst Fanhua Xinlian Information Technology Consulting (Shenzhen) Co., Ltd. (“Xinlian Information”), Fanhua Zhonglian Enterprise Image Planning (Shenzhen) Co., Ltd. (“Zhonglian Enterprise”), Litian and Ying Si Kang Information Technology (Shenzhen) Co., Ltd. (“Ying Si Kang Information”), which are PRC subsidiaries of the Company, and Yihe Investment, Meidiya Investment and Xinbao Investment and their direct equity holders.

Agreements that transfer economic benefits to Xinlian Information, Zhonglian Enterprise and Litian

IT platform related service and, consulting service agreements

Pursuant to IT platform service, and consulting service agreements entered into between our PRC subsidiaries Litian, Xilian Information and Zhonglian Enterprise and most of the insurance intermediary subsidiaries of the Three PRC Affiliated Entities, Litian, Xilian Information and Zhonglian Enterprise agreed to grant rights to use the “Fanhua” brand and provide consulting and training services related to IT platform and internal control compliance to most of the insurance intermediaries in exchange for fees payable quarterly calculated as a percentage of revenues of each insurance intermediary.

Agreements that provide Company the option to purchase the equity interests in the Three PRC Affiliated Entities

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase right agreements, Xinlian Information and Ying Si Kang Information may purchase the entire equity interests in, or all the assets of the Three PRC Affiliated Entities, for a purchase price equal to the amount of the individual shareholder’s actual capital contribution to the Three PRC Affiliated Entities or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction.

Agreements that provide Company effective control over the Three PRC Affiliated Entities

Loan Agreements

Each of the equity holders of Meidiya Investment and Yihe Investment entered into loan agreements with Xinlian Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Meidiya Investment and Yihe Investment. In the event that the loan is not renewed, then upon the expiration of its term and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from the transfer of the individual shareholder’s equity interests in Meidiya Investment and Yihe Investment to Xinlian Information or another person designated by Xinlian Information. In addition, the loan agreement contains a number of covenants that restrict the actions the individual shareholder can take or cause Meidiya Investment to take, or that require the individual shareholder to take or cause Meidiya Investment to take specific actions. Each of the individual shareholders of Xinbao Investment entered into a loan agreement with our subsidiary Ying Si Kang Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Xinbao Investment. The terms of the loan agreement are substantially similar to those in the loan agreements described above.

Equity Pledge Agreement

Pursuant to the equity pledge agreements between (1) Yihe Investment, Xinlian Information and the equity holders of Yihe Investment; (2) Meidiya Investment, Xinlian Information and the equity holders of Meidiya Investment; and (3) Xinbao Investment, Ying Si Kang Information and the equity holders of Xinbao Investment, the equity holders of the Three PRC Affiliated Entities have pledged their equity interest in the Three PRC Affiliated Entities to Xinlian Information and Ying Si Kang Information secure his obligations under the loan agreement between (1) Yihe Investment and Xinlian Information; (2) Meidiya Investment and Xinlian Information; and (3) Xinbao Investment and Ying Si Kang Information. During the term of the equity pledge agreement, Xinlian Information and Ying Si Kang Information are entitled to all the dividends declared on the pledged equity interests.

Power of attorney

Pursuant to the power of attorney, the nominee equity holders of the Three PRC Affiliated Entities each executed an irrevocable power of attorney appointing a person designated by Xinlian Information or Ying Si Kang Information as their attorney-in-fact to vote on their behalf on all matters of the Three PRC Affiliated Entities requiring equity holder approval under PRC laws and regulations and the articles of association of the Three PRC Affiliated Entities. If Xinlian Information or Ying Si Kang Information designates the individual shareholders of the three PRC Affiliated Entities to attend a shareholder’s meeting of the three PRC Affiliated Entities, the individual shareholder agrees to vote his shares as instructed by Xinlian Information or Ying Si Kang information.

The Articles of Association of the Three PRC Affiliated Entities state that the major rights of the equity holders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Xinlian Information and Ying Si Kang Information have the ability to exercise effective control over the Three PRC Affiliated Entities through equity holder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management teams of the Three PRC Affiliated Entities are the same as that of Xinlian Information and Ying Si Kang Information.

These contractual arrangements allow the Group to effectively control the Three PRC Affiliated Entities and their subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Three PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Three PRC Affiliated Entities, the Group has consolidated the financial results of the Three PRC Affiliated Entities and their subsidiaries.

However, there are certain risks related to the VIEs arrangements, which include but are not limited to the following:

•                  If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

•                  The Group rely on contractual arrangements with the VIEs and its equity holders for substantially all of its China operations, which may not be as effective as direct ownership in providing operational control; and

•                  The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement.  The Company adopted the new guidance for the year ended December 31, 2010.

The Company, through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and (2) the right to receive benefits from the VIEs. The Company will continue to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, has no accounting impact.

The VIEs are principally engaged in the provision of insurance brokerage, agency and claims adjusting services in the PRC.

The financial information of the Company’s VIEs and VIEs’ subsidiaries as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011 is as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Total assets	1,644,806	960,070
Total liabilities	992,668	912,010

	Year Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Net Revenues	1,008,771	1,127,948	1,394,032
Net Income (loss)	57,804	38,906	(245,060)
Net cash provided by (used in) operating activities	(7,704)	8,688	73,425
Net cash used in investing activities .	(346,255)	(192,449)	(80,473)
Net cash provided by (used in) financing activities	387,749	287,846	(105,903)